CECL (Details 10) SFr in Millions	6 Months Ended
	Jun. 30, 2020 CHF (SFr) day year	Mar. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Jun. 30, 2019 CHF (SFr)
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 31,613
Origination in current year-1	42,893
Origination in current year-2	28,121
Origination in current year-3	15,906
Origination in current year-4	19,100
Origination 5 years or more	69,221
Total term loans	206,854
Revolving loans	76,008
Financing Receivable, before Allowance for Credit Loss and Fee	282,862	SFr 289,944	SFr 285,179
Value of collateral	SFr 248,657		256,442
Date when internal ratings were last updated	2012
Maximum period for fair value determination of collateral on impaired loans (in days) | day	90
Period for appraisal of Property values, Minimum (in years) | year	1
Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 19,204
Origination in current year-1	28,820
Origination in current year-2	18,875
Origination in current year-3	11,258
Origination in current year-4	15,703
Origination 5 years or more	58,629
Total term loans	152,489
Revolving loans	59,787
Financing Receivable, before Allowance for Credit Loss and Fee	212,276		217,017
Value of collateral	192,133		200,521
Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12,221
Origination in current year-1	13,634
Origination in current year-2	8,657
Origination in current year-3	4,356
Origination in current year-4	3,267
Origination 5 years or more	10,087
Total term loans	52,222
Revolving loans	15,416
Financing Receivable, before Allowance for Credit Loss and Fee	67,638		66,222
Value of collateral	54,266		54,543
Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	188
Origination in current year-1	439
Origination in current year-2	589
Origination in current year-3	292
Origination in current year-4	130
Origination 5 years or more	505
Total term loans	2,143
Revolving loans	805
Financing Receivable, before Allowance for Credit Loss and Fee	2,948		1,940
Value of collateral	2,258		1,378
Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	20,188
Origination in current year-1	22,876
Origination in current year-2	13,852
Origination in current year-3	6,095
Origination in current year-4	5,702
Origination 5 years or more	18,650
Total term loans	87,363
Revolving loans	31,573
Financing Receivable, before Allowance for Credit Loss and Fee	118,936		114,712
Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	10,086
Origination in current year-1	11,730
Origination in current year-2	6,471
Origination in current year-3	2,814
Origination in current year-4	3,623
Origination 5 years or more	12,321
Total term loans	47,045
Revolving loans	18,925
Financing Receivable, before Allowance for Credit Loss and Fee	65,970		65,047
Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	10,023
Origination in current year-1	10,800
Origination in current year-2	7,022
Origination in current year-3	3,139
Origination in current year-4	2,007
Origination 5 years or more	6,073
Total term loans	39,064
Revolving loans	12,057
Financing Receivable, before Allowance for Credit Loss and Fee	51,121		48,385
Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	79
Origination in current year-1	346
Origination in current year-2	359
Origination in current year-3	142
Origination in current year-4	72
Origination 5 years or more	256
Total term loans	1,254
Revolving loans	591
Financing Receivable, before Allowance for Credit Loss and Fee	1,845		1,280
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,996
Origination in current year-1	5,728
Origination in current year-2	3,876
Origination in current year-3	1,854
Origination in current year-4	2,391
Origination 5 years or more	8,916
Total term loans	26,761
Revolving loans	1,588
Financing Receivable, before Allowance for Credit Loss and Fee	28,349		28,323
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,597
Origination in current year-1	3,554
Origination in current year-2	2,514
Origination in current year-3	1,225
Origination in current year-4	2,023
Origination 5 years or more	7,444
Total term loans	19,357
Revolving loans	1,224
Financing Receivable, before Allowance for Credit Loss and Fee	20,581		20,524
Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,399
Origination in current year-1	2,173
Origination in current year-2	1,230
Origination in current year-3	533
Origination in current year-4	345
Origination 5 years or more	1,446
Total term loans	7,126
Revolving loans	332
Financing Receivable, before Allowance for Credit Loss and Fee	7,458		7,674
Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0
Origination in current year-1	1
Origination in current year-2	132
Origination in current year-3	96
Origination in current year-4	23
Origination 5 years or more	26
Total term loans	278
Revolving loans	32
Financing Receivable, before Allowance for Credit Loss and Fee	310		125
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,679
Origination in current year-1	14,136
Origination in current year-2	7,998
Origination in current year-3	3,990
Origination in current year-4	2,868
Origination 5 years or more	8,798
Total term loans	51,469
Revolving loans	22,774
Financing Receivable, before Allowance for Credit Loss and Fee	74,243		69,720
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,408
Origination in current year-1	5,561
Origination in current year-2	2,422
Origination in current year-3	1,448
Origination in current year-4	1,285
Origination 5 years or more	3,994
Total term loans	20,118
Revolving loans	11,187
Financing Receivable, before Allowance for Credit Loss and Fee	31,305		30,090
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,192
Origination in current year-1	8,271
Origination in current year-2	5,350
Origination in current year-3	2,496
Origination in current year-4	1,554
Origination 5 years or more	4,577
Total term loans	30,440
Revolving loans	11,029
Financing Receivable, before Allowance for Credit Loss and Fee	41,469		38,522
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	79
Origination in current year-1	304
Origination in current year-2	226
Origination in current year-3	46
Origination in current year-4	29
Origination 5 years or more	227
Total term loans	911
Revolving loans	558
Financing Receivable, before Allowance for Credit Loss and Fee	1,469		1,108
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,457
Origination in current year-1	2,845
Origination in current year-2	1,897
Origination in current year-3	215
Origination in current year-4	171
Origination 5 years or more	361
Total term loans	7,946
Revolving loans	7,197
Financing Receivable, before Allowance for Credit Loss and Fee	15,143		15,436
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,037
Origination in current year-1	2,478
Origination in current year-2	1,454
Origination in current year-3	105
Origination in current year-4	44
Origination 5 years or more	336
Total term loans	6,454
Revolving loans	6,500
Financing Receivable, before Allowance for Credit Loss and Fee	12,954		13,267
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	420
Origination in current year-1	326
Origination in current year-2	442
Origination in current year-3	110
Origination in current year-4	107
Origination 5 years or more	22
Total term loans	1,427
Revolving loans	696
Financing Receivable, before Allowance for Credit Loss and Fee	2,123		2,122
Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0
Origination in current year-1	41
Origination in current year-2	1
Origination in current year-3	0
Origination in current year-4	20
Origination 5 years or more	3
Total term loans	65
Revolving loans	1
Financing Receivable, before Allowance for Credit Loss and Fee	66		47
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	56
Origination in current year-1	167
Origination in current year-2	81
Origination in current year-3	36
Origination in current year-4	272
Origination 5 years or more	575
Total term loans	1,187
Revolving loans	14
Financing Receivable, before Allowance for Credit Loss and Fee	1,201		1,233
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	44
Origination in current year-1	137
Origination in current year-2	81
Origination in current year-3	36
Origination in current year-4	271
Origination 5 years or more	547
Total term loans	1,116
Revolving loans	14
Financing Receivable, before Allowance for Credit Loss and Fee	1,130		1,166
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12
Origination in current year-1	30
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	1
Origination 5 years or more	28
Total term loans	71
Revolving loans	0
Financing Receivable, before Allowance for Credit Loss and Fee	71		67
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0
Origination in current year-1	0
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	0
Origination 5 years or more	0
Total term loans	0
Revolving loans	0
Financing Receivable, before Allowance for Credit Loss and Fee	0		0
Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,425
Origination in current year-1	20,017
Origination in current year-2	14,269
Origination in current year-3	9,811
Origination in current year-4	13,398
Origination 5 years or more	50,571
Total term loans	119,491
Revolving loans	44,435
Financing Receivable, before Allowance for Credit Loss and Fee	163,926		170,467
Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	9,118
Origination in current year-1	17,090
Origination in current year-2	12,404
Origination in current year-3	8,444
Origination in current year-4	12,080
Origination 5 years or more	46,308
Total term loans	105,444
Revolving loans	40,862
Financing Receivable, before Allowance for Credit Loss and Fee	146,306		151,970
Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,198
Origination in current year-1	2,834
Origination in current year-2	1,635
Origination in current year-3	1,217
Origination in current year-4	1,260
Origination 5 years or more	4,014
Total term loans	13,158
Revolving loans	3,359
Financing Receivable, before Allowance for Credit Loss and Fee	16,517		17,837
Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	109
Origination in current year-1	93
Origination in current year-2	230
Origination in current year-3	150
Origination in current year-4	58
Origination 5 years or more	249
Total term loans	889
Revolving loans	214
Financing Receivable, before Allowance for Credit Loss and Fee	1,103		660
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,867
Origination in current year-1	16,847
Origination in current year-2	12,468
Origination in current year-3	9,264
Origination in current year-4	12,850
Origination 5 years or more	49,351
Total term loans	108,647
Revolving loans	1,375
Financing Receivable, before Allowance for Credit Loss and Fee	110,022		109,671
Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,090
Origination in current year-1	15,143
Origination in current year-2	11,348
Origination in current year-3	8,208
Origination in current year-4	11,849
Origination 5 years or more	45,659
Total term loans	99,297
Revolving loans	831
Financing Receivable, before Allowance for Credit Loss and Fee	100,128		99,677
Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	774
Origination in current year-1	1,693
Origination in current year-2	1,080
Origination in current year-3	976
Origination in current year-4	955
Origination 5 years or more	3,490
Total term loans	8,968
Revolving loans	530
Financing Receivable, before Allowance for Credit Loss and Fee	9,498		9,629
Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3
Origination in current year-1	11
Origination in current year-2	40
Origination in current year-3	80
Origination in current year-4	46
Origination 5 years or more	202
Total term loans	382
Revolving loans	14
Financing Receivable, before Allowance for Credit Loss and Fee	396		365
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,467
Origination in current year-1	1,793
Origination in current year-2	1,146
Origination in current year-3	206
Origination in current year-4	411
Origination 5 years or more	1,016
Total term loans	7,039
Revolving loans	41,945
Financing Receivable, before Allowance for Credit Loss and Fee	48,984		56,425
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,548
Origination in current year-1	1,284
Origination in current year-2	745
Origination in current year-3	107
Origination in current year-4	196
Origination 5 years or more	621
Total term loans	4,501
Revolving loans	39,158
Financing Receivable, before Allowance for Credit Loss and Fee	43,659		50,766
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	814
Origination in current year-1	440
Origination in current year-2	231
Origination in current year-3	48
Origination in current year-4	215
Origination 5 years or more	395
Total term loans	2,143
Revolving loans	2,676
Financing Receivable, before Allowance for Credit Loss and Fee	4,819		5,531
Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	105
Origination in current year-1	69
Origination in current year-2	170
Origination in current year-3	51
Origination in current year-4	0
Origination 5 years or more	0
Total term loans	395
Revolving loans	111
Financing Receivable, before Allowance for Credit Loss and Fee	506		128
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,091
Origination in current year-1	1,377
Origination in current year-2	655
Origination in current year-3	341
Origination in current year-4	137
Origination 5 years or more	204
Total term loans	3,805
Revolving loans	1,115
Financing Receivable, before Allowance for Credit Loss and Fee	4,920		4,371
Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	480
Origination in current year-1	663
Origination in current year-2	311
Origination in current year-3	129
Origination in current year-4	35
Origination 5 years or more	28
Total term loans	1,646
Revolving loans	873
Financing Receivable, before Allowance for Credit Loss and Fee	2,519		1,527
Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	610
Origination in current year-1	701
Origination in current year-2	324
Origination in current year-3	193
Origination in current year-4	90
Origination 5 years or more	129
Total term loans	2,047
Revolving loans	153
Financing Receivable, before Allowance for Credit Loss and Fee	2,200		2,677
Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1
Origination in current year-1	13
Origination in current year-2	20
Origination in current year-3	19
Origination in current year-4	12
Origination 5 years or more	47
Total term loans	112
Revolving loans	89
Financing Receivable, before Allowance for Credit Loss and Fee	201		167
Bank
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	31,613
Origination in current year-1	42,893
Origination in current year-2	28,121
Origination in current year-3	15,906
Origination in current year-4	19,100
Origination 5 years or more	69,209
Total term loans	206,842
Revolving loans	76,008
Financing Receivable, before Allowance for Credit Loss and Fee	290,476		292,425
Value of collateral	248,680		256,465
Bank | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	19,204
Origination in current year-1	28,820
Origination in current year-2	18,875
Origination in current year-3	11,258
Origination in current year-4	15,703
Origination 5 years or more	58,629
Total term loans	152,489
Revolving loans	59,787
Financing Receivable, before Allowance for Credit Loss and Fee	219,902		224,275
Value of collateral	192,167		200,556
Bank | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12,221
Origination in current year-1	13,634
Origination in current year-2	8,657
Origination in current year-3	4,356
Origination in current year-4	3,267
Origination 5 years or more	10,087
Total term loans	52,222
Revolving loans	15,416
Financing Receivable, before Allowance for Credit Loss and Fee	67,638		66,222
Value of collateral	54,266		54,543
Bank | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	188
Origination in current year-1	439
Origination in current year-2	589
Origination in current year-3	292
Origination in current year-4	130
Origination 5 years or more	493
Total term loans	2,131
Revolving loans	805
Financing Receivable, before Allowance for Credit Loss and Fee	2,936		1,928
Value of collateral	2,247		1,366
Bank | Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	20,188
Origination in current year-1	22,876
Origination in current year-2	13,852
Origination in current year-3	6,095
Origination in current year-4	5,702
Origination 5 years or more	18,638
Total term loans	87,351
Revolving loans	31,573
Financing Receivable, before Allowance for Credit Loss and Fee	118,924		121,958
Bank | Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	10,086
Origination in current year-1	11,730
Origination in current year-2	6,471
Origination in current year-3	2,814
Origination in current year-4	3,623
Origination 5 years or more	12,321
Total term loans	47,045
Revolving loans	18,925
Financing Receivable, before Allowance for Credit Loss and Fee	65,970		72,305
Bank | Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	10,023
Origination in current year-1	10,800
Origination in current year-2	7,022
Origination in current year-3	3,139
Origination in current year-4	2,007
Origination 5 years or more	6,073
Total term loans	39,064
Revolving loans	12,057
Financing Receivable, before Allowance for Credit Loss and Fee	51,121		48,385
Bank | Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	79
Origination in current year-1	346
Origination in current year-2	359
Origination in current year-3	142
Origination in current year-4	72
Origination 5 years or more	244
Total term loans	1,242
Revolving loans	591
Financing Receivable, before Allowance for Credit Loss and Fee	1,833		1,268
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,996
Origination in current year-1	5,728
Origination in current year-2	3,876
Origination in current year-3	1,854
Origination in current year-4	2,391
Origination 5 years or more	8,916
Total term loans	26,761
Revolving loans	1,588
Financing Receivable, before Allowance for Credit Loss and Fee	28,349		28,323
Bank | Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,597
Origination in current year-1	3,554
Origination in current year-2	2,514
Origination in current year-3	1,225
Origination in current year-4	2,023
Origination 5 years or more	7,444
Total term loans	19,357
Revolving loans	1,224
Financing Receivable, before Allowance for Credit Loss and Fee	20,581		20,524
Bank | Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,399
Origination in current year-1	2,173
Origination in current year-2	1,230
Origination in current year-3	533
Origination in current year-4	345
Origination 5 years or more	1,446
Total term loans	7,126
Revolving loans	332
Financing Receivable, before Allowance for Credit Loss and Fee	7,458		7,674
Bank | Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0
Origination in current year-1	1
Origination in current year-2	132
Origination in current year-3	96
Origination in current year-4	23
Origination 5 years or more	26
Total term loans	278
Revolving loans	32
Financing Receivable, before Allowance for Credit Loss and Fee	310		125
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	13,679
Origination in current year-1	14,136
Origination in current year-2	7,998
Origination in current year-3	3,990
Origination in current year-4	2,868
Origination 5 years or more	8,786
Total term loans	51,457
Revolving loans	22,774
Financing Receivable, before Allowance for Credit Loss and Fee	74,231		70,321
Bank | Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5,408
Origination in current year-1	5,561
Origination in current year-2	2,422
Origination in current year-3	1,448
Origination in current year-4	1,285
Origination 5 years or more	3,994
Total term loans	20,118
Revolving loans	11,187
Financing Receivable, before Allowance for Credit Loss and Fee	31,305		30,703
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,192
Origination in current year-1	8,271
Origination in current year-2	5,350
Origination in current year-3	2,496
Origination in current year-4	1,554
Origination 5 years or more	4,577
Total term loans	30,440
Revolving loans	11,029
Financing Receivable, before Allowance for Credit Loss and Fee	41,469		38,522
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	79
Origination in current year-1	304
Origination in current year-2	226
Origination in current year-3	46
Origination in current year-4	29
Origination 5 years or more	215
Total term loans	899
Revolving loans	558
Financing Receivable, before Allowance for Credit Loss and Fee	1,457		1,096
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,457
Origination in current year-1	2,845
Origination in current year-2	1,897
Origination in current year-3	215
Origination in current year-4	171
Origination 5 years or more	361
Total term loans	7,946
Revolving loans	7,197
Financing Receivable, before Allowance for Credit Loss and Fee	15,143		22,081
Bank | Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,037
Origination in current year-1	2,478
Origination in current year-2	1,454
Origination in current year-3	105
Origination in current year-4	44
Origination 5 years or more	336
Total term loans	6,454
Revolving loans	6,500
Financing Receivable, before Allowance for Credit Loss and Fee	12,954		19,912
Bank | Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	420
Origination in current year-1	326
Origination in current year-2	442
Origination in current year-3	110
Origination in current year-4	107
Origination 5 years or more	22
Total term loans	1,427
Revolving loans	696
Financing Receivable, before Allowance for Credit Loss and Fee	2,123		2,122
Bank | Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0
Origination in current year-1	41
Origination in current year-2	1
Origination in current year-3	0
Origination in current year-4	20
Origination 5 years or more	3
Total term loans	65
Revolving loans	1
Financing Receivable, before Allowance for Credit Loss and Fee	66		47
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	56
Origination in current year-1	167
Origination in current year-2	81
Origination in current year-3	36
Origination in current year-4	272
Origination 5 years or more	575
Total term loans	1,187
Revolving loans	14
Financing Receivable, before Allowance for Credit Loss and Fee	1,201		1,233
Bank | Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	44
Origination in current year-1	137
Origination in current year-2	81
Origination in current year-3	36
Origination in current year-4	271
Origination 5 years or more	547
Total term loans	1,116
Revolving loans	14
Financing Receivable, before Allowance for Credit Loss and Fee	1,130		1,166
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	12
Origination in current year-1	30
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	1
Origination 5 years or more	28
Total term loans	71
Revolving loans	0
Financing Receivable, before Allowance for Credit Loss and Fee	71		67
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0
Origination in current year-1	0
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	0
Origination 5 years or more	0
Total term loans	0
Revolving loans	0
Financing Receivable, before Allowance for Credit Loss and Fee	0		0
Bank | Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,425
Origination in current year-1	20,017
Origination in current year-2	14,269
Origination in current year-3	9,811
Origination in current year-4	13,398
Origination 5 years or more	50,571
Total term loans	119,491
Revolving loans	44,435
Financing Receivable, before Allowance for Credit Loss and Fee	163,926		170,467
Bank | Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	9,118
Origination in current year-1	17,090
Origination in current year-2	12,404
Origination in current year-3	8,444
Origination in current year-4	12,080
Origination 5 years or more	46,308
Total term loans	105,444
Revolving loans	40,862
Financing Receivable, before Allowance for Credit Loss and Fee	146,306		151,970
Bank | Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,198
Origination in current year-1	2,834
Origination in current year-2	1,635
Origination in current year-3	1,217
Origination in current year-4	1,260
Origination 5 years or more	4,014
Total term loans	13,158
Revolving loans	3,359
Financing Receivable, before Allowance for Credit Loss and Fee	16,517		17,837
Bank | Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	109
Origination in current year-1	93
Origination in current year-2	230
Origination in current year-3	150
Origination in current year-4	58
Origination 5 years or more	249
Total term loans	889
Revolving loans	214
Financing Receivable, before Allowance for Credit Loss and Fee	1,103		660
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,867
Origination in current year-1	16,847
Origination in current year-2	12,468
Origination in current year-3	9,264
Origination in current year-4	12,850
Origination 5 years or more	49,351
Total term loans	108,647
Revolving loans	1,375
Financing Receivable, before Allowance for Credit Loss and Fee	110,022		109,671
Bank | Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,090
Origination in current year-1	15,143
Origination in current year-2	11,348
Origination in current year-3	8,208
Origination in current year-4	11,849
Origination 5 years or more	45,659
Total term loans	99,297
Revolving loans	831
Financing Receivable, before Allowance for Credit Loss and Fee	100,128		99,677
Bank | Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	774
Origination in current year-1	1,693
Origination in current year-2	1,080
Origination in current year-3	976
Origination in current year-4	955
Origination 5 years or more	3,490
Total term loans	8,968
Revolving loans	530
Financing Receivable, before Allowance for Credit Loss and Fee	9,498		9,629
Bank | Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3
Origination in current year-1	11
Origination in current year-2	40
Origination in current year-3	80
Origination in current year-4	46
Origination 5 years or more	202
Total term loans	382
Revolving loans	14
Financing Receivable, before Allowance for Credit Loss and Fee	396		365
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,467
Origination in current year-1	1,793
Origination in current year-2	1,146
Origination in current year-3	206
Origination in current year-4	411
Origination 5 years or more	1,016
Total term loans	7,039
Revolving loans	41,945
Financing Receivable, before Allowance for Credit Loss and Fee	48,984		56,425
Bank | Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,548
Origination in current year-1	1,284
Origination in current year-2	745
Origination in current year-3	107
Origination in current year-4	196
Origination 5 years or more	621
Total term loans	4,501
Revolving loans	39,158
Financing Receivable, before Allowance for Credit Loss and Fee	43,659			SFr 50,766
Bank | Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	814
Origination in current year-1	440
Origination in current year-2	231
Origination in current year-3	48
Origination in current year-4	215
Origination 5 years or more	395
Total term loans	2,143
Revolving loans	2,676
Financing Receivable, before Allowance for Credit Loss and Fee	4,819			5,531
Bank | Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	105
Origination in current year-1	69
Origination in current year-2	170
Origination in current year-3	51
Origination in current year-4	0
Origination 5 years or more	0
Total term loans	395
Revolving loans	111
Financing Receivable, before Allowance for Credit Loss and Fee	506			SFr 128
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,091
Origination in current year-1	1,377
Origination in current year-2	655
Origination in current year-3	341
Origination in current year-4	137
Origination 5 years or more	204
Total term loans	3,805
Revolving loans	1,115
Financing Receivable, before Allowance for Credit Loss and Fee	4,920		4,371
Bank | Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	480
Origination in current year-1	663
Origination in current year-2	311
Origination in current year-3	129
Origination in current year-4	35
Origination 5 years or more	28
Total term loans	1,646
Revolving loans	873
Financing Receivable, before Allowance for Credit Loss and Fee	2,519		1,527
Bank | Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	610
Origination in current year-1	701
Origination in current year-2	324
Origination in current year-3	193
Origination in current year-4	90
Origination 5 years or more	129
Total term loans	2,047
Revolving loans	153
Financing Receivable, before Allowance for Credit Loss and Fee	2,200		2,677
Bank | Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1
Origination in current year-1	13
Origination in current year-2	20
Origination in current year-3	19
Origination in current year-4	12
Origination 5 years or more	47
Total term loans	112
Revolving loans	89
Financing Receivable, before Allowance for Credit Loss and Fee	201		SFr 167
Bank | Total loans to third parties
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	282,850
Bank | Total loans to third parties | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	212,276
Bank | Total loans to third parties | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	67,638
Bank | Total loans to third parties | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	2,936
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	7,626
Bank | Total loans to entities under common control | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	7,626
Bank | Total loans to entities under common control | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	0
Bank | Total loans to entities under common control | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 0